Restructuring (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges
The following table summarizes restructuring charges recorded in each component of costs and expenses in the Company’s consolidated statements of operations (in thousands):

Year Ended December 31, 2020
Operations and support	$796
Marketing	593
Product development	1,743
General and administrative	631
Total restructuring charges	$3,763